000 B000000 07/31/2001
000 C000000 0000049702
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 Y
000 H000000 N
000 I000000 6.1
000 J000000 U
001 A000000 AXP GROWTH SERIES, INC.
001 B000000 811-2111
001 C000000 6126713800
002 A000000 200 AXP FINANCIAL CENTER
002 B000000 MINNEAPOLIS
002 C000000 MN
002 D010000 55474
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  2
007 C010100  1
007 C020100 AXP GROWTH FUND
007 C030100 N
007 C010200  2
007 C020200 AXP RESEARCH OPPORTUNITIES FUND
007 C030200 N
007 C010300  3
007 C010400  4
007 C010500  5
007 C010600  6
007 C010700  7
007 C010800  8
007 C010900  9
007 C011000 10
012 A00AA01 AMERICAN EXPRESS CLIENT SERVICE CORPORATION
012 B00AA01 84-5685
012 C01AA01 MINNEAPOLIS
012 C02AA01 MN
012 C03AA01 55474
018  00AA00 N
019 A00AA00 Y
019 B00AA00   68
019 C00AA00 AMEXPFUNDS
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 N
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 N
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 N
077 Q020000 N
077 Q030000 N
078  000000 N
080 A00AA00 N/A
080 C00AA00        0
081 A00AA00 N
081 B00AA00   0
082 A00AA00 N
082 B00AA00        0
083 A00AA00 N
083 B00AA00        0
084 A00AA00 N
084 B00AA00        0
085 A00AA00 N
085 B00AA00 N
028 A010100    203212
028 A020100         2
028 A030100         0
028 A040100    229778
028 B010100    218483
028 B020100         2
028 B030100         0
028 B040100    287057
028 C010100    210432
028 C020100         1
028 C030100         0
028 C040100    199958
028 D010100    206233
028 D020100        -2
028 D030100         0
028 D040100    224017
028 E010100    168517
028 E020100         0
028 E030100         0
028 E040100    170462
028 F010100    187075
028 F020100        -3
028 F030100         0
028 F040100    246232
028 G010100   1193952
028 G020100         0
028 G030100         0
028 G040100   1357504
028 H000100    340830
029  000100 Y
030 A000100  12670
030 B000100  5.75
030 C000100  0.00
031 A000100   6353
031 B000100      0
032  000100      0
033  000100   6317
034  000100 Y
035  000100   1590
036 A000100 N
036 B000100      0
037  000100 N
038  000100      0
039  000100 N
040  000100 Y
041  000100 Y
042 A000100   0
042 B000100   0
042 C000100   0
042 D000100   0
042 E000100   0
042 F000100   0
042 G000100   0
042 H000100 100
043  000100  33358
044  000100      0
062 A000100 N
062 B000100   0.0
062 C000100   0.0
062 D000100   0.0
062 E000100   0.0
062 F000100   0.0
062 G000100   0.0
062 H000100   0.0
062 I000100   0.0
062 J000100   0.0
062 K000100   0.0
062 L000100   0.0
062 M000100   0.0
062 N000100   0.0
062 O000100   0.0
062 P000100   0.0
062 Q000100   0.0
062 R000100   0.0
071 A000100         0
071 B000100         0
071 C000100         0
071 D000100    0
072 A000100 12
072 B000100        0
072 C000100     7669
072 D000100        0
072 E000100        0
072 F000100        0
072 G000100     3193
072 H000100        0
072 I000100    11049
072 J000100        0
072 K000100     1252
072 L000100        0
072 M000100       18
072 N000100      608
072 O000100        0
072 P000100        0
072 Q000100        0
072 R000100       10
072 S000100        0
072 T000100    33358
072 U000100        0
072 V000100        0
072 W000100     1297
072 X000100    50785
072 Y000100      318
072 Z000100   -42798
072AA000100        0
072BB000100   815671
072CC010100        0
072CC020100  3839600
072DD010100        0
072DD020100        0
072EE000100   455997
073 A010100   0.0000
073 A020100   0.0000
073 B000100   0.0000
073 C000100   0.0000
074 A000100        0
074 B000100        0
074 C000100        0
074 D000100        0
074 E000100        0
074 F000100        0
074 G000100        0
074 H000100        0
074 I000100        0
074 J000100        0
074 K000100        0
074 L000100        0
074 M000100  6344664
074 N000100  6344664
074 O000100        0
074 P000100      108
074 Q000100        0
074 R010100        0
074 R020100        0
074 R030100        0
074 R040100      878
074 S000100        0
074 T000100  6343678
074 U010100   129745
074 U020100    86535
074 V010100     0.00
074 V020100     0.00
074 W000100   0.0000
074 X000100   583725
074 Y000100        0
075 A000100        0
075 B000100  8500489
076  000100     0.00
028 A010200      4852
028 A020200         0
028 A030200         0
028 A040200     14128
028 B010200      7169
028 B020200        -1
028 B030200         0
028 B040200     19377
028 C010200      6501
028 C020200         2
028 C030200         0
028 C040200     12702
028 D010200      5851
028 D020200        -1
028 D030200         0
028 D040200     14842
028 E010200      5332
028 E020200         0
028 E030200         0
028 E040200     11910
028 F010200      9173
028 F020200        -2
028 F030200         0
028 F040200     19532
028 G010200     38878
028 G020200        -2
028 G030200         0
028 G040200     92491
028 H000200      5815
029  000200 Y
030 A000200    678
030 B000200  5.75
030 C000200  0.00
031 A000200    351
031 B000200      0
032  000200      0
033  000200    327
034  000200 Y
035  000200    226
036 A000200 N
036 B000200      0
042 A000200   0
042 B000200   0
042 C000200   0
042 D000200   0
042 E000200   0
042 F000200   0
042 G000200   0
042 H000200 100
043  000200   4017
044  000200      0
062 A000200 N
062 B000200   0.0
062 C000200   0.0
062 D000200   0.0
062 E000200   0.0
062 F000200   0.0
062 G000200   0.0
062 H000200   0.0
062 I000200   0.0
062 J000200   0.0
062 K000200   0.0
062 L000200   0.0
062 M000200   0.0
062 N000200   0.0
062 O000200   0.0
062 P000200   0.0
062 Q000200   0.0
062 R000200   0.0
071 A000200         0
071 B000200         0
071 C000200         0
071 D000200    0
072 A000200 12
072 B000200     4544
072 C000200     2196
072 D000200        0
072 E000200        0
072 F000200        0
072 G000200      412
072 H000200        0
072 I000200     1479
072 J000200        0
072 K000200      184
072 L000200        0
072 M000200        8
072 N000200      120
072 O000200        0
072 P000200        0
072 Q000200        0
072 R000200        6
072 S000200        0
072 T000200     4017
072 U000200        0
072 V000200        0
072 W000200        1
072 X000200     6227
072 Y000200       35
072 Z000200      548
072AA000200        0
072BB000200   103086
072CC010200        0
072CC020200    38538
072DD010200        0
072DD020200        0
072EE000200   105944
073 A010200   0.0000
073 A020200   0.0000
073 B000200   0.0000
073 C000200   0.0000
074 A000200        0
074 B000200        0
074 C000200        0
074 D000200        0
074 E000200        0
074 F000200        0
074 G000200        0
074 H000200        0
074 I000200        0
074 J000200        0
074 K000200        0
074 L000200        0
074 M000200   600141
074 N000200   600141
074 O000200        0
074 P000200       14
074 Q000200        0
074 R010200        0
074 R020200        0
074 R030200        0
074 R040200       82
074 S000200        0

074 T000200   600045
074 U010200    67858
074 U020200    45957
074 V010200     0.00
074 V020200     0.00
074 W000200   0.0000
074 X000200    70797
074 Y000200        0
075 A000200        0
075 B000200   743862
076  000200     0.00
SIGNATURE   LESLIE L. OGG
TITLE       VICE PRESIDENT

         Independent Auditors' Report on Internal Accounting Control



     The Board of Trustees and Unitholders
     Growth Trust:


     In planning and performing our audits of the financial statements of Aggressive Growth Portfolio, Growth Portfolio, and Growth Trends Portfolio (series of Growth Trust) for the year ended July 31, 2001, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, not to provide assurance on the internal control.

     The management of Growth Trust is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition.

     Because of inherent limitations in internal control, errors or irregularities may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate.

     Our consideration of the internal control would not necessarily disclose all matters in the internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that misstatements caused by error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving the internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above.

     This report is intended solely for the information and use of management, the Board of Trustees of Growth Trust, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


     /s/ KPMG LLP
     ------------
         KPMG LLP
         Minneapolis, Minnesota
         September 7, 2001